Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Loss Per Share
Schedule of loss per share
	For the year ended December 31
	2015	2016	2017
Weighted average of number of Ordinary Shares used in the calculation of the basic and diluted loss per share (in thousands)	26,819	40,760	56,540
Net loss used in calculation (thousand NIS)	20,992	34,470	63,005